Debt Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Obligations
Schedule of Mortgage Notes Payable

The Company was in compliance with the covenants under the mortgages at September 30, 2015. The following is a summary of the Company’s secured financing arrangements as of September 30, 2015:

	Encumbered Properties	Balance	Interest Rate	Weighted-average Effective Interest Rate	Weighted-average Maturity
Fixed-rate mortgages	27	$292,330	3.28% to 7.46%	5.39%	October 2016 to June 2029
Variable-rate mortgages (1)	1	15,559	1 Month LIBOR + 2.10%	2.26%	December 2020
Total secured financings	28	$307,889
Above market interest		10,985
Balance at September 30, 2015	28	$318,874

(1)

The floating interest rate on this mortgage is hedged by an interest rate swap which has a maturity date of December 2020. Refer to Note 10 for further information on hedging and the Company’s derivative instruments.

The following is a summary of the Company’s secured financing arrangements as of December 31, 2014:

	Encumbered Properties	Balance	Interest Rate	Weighted-average Effective Interest Rate	Weighted-average Maturity
Fixed-rate mortgages	10	$142,279	3.28% to 7.46%	5.41%	October 2016 to June 2029
Variable-rate mortgages (1)	1	15,782	1 Month LIBOR + 2.10%	2.26%	December 2020
Total secured financings	11	$158,061
Above market interest		3,581
Balance at December 31, 2014	11	$161,642

The floating interest rate on this mortgage is hedged by an interest rate swap which has a maturity date of December 2020. Refer to Note 10 for further information on hedging and the Company’s derivative instruments.

The following is a summary of the Company’s secured financing arrangements as of December 31, 2014:

	Encumbered Properties	Balance	Interest Rate	Weighted-average Effective Interest Rate	Weighted-average Maturity
Fixed-rate mortgages	10	$142,279	3.28% to 7.46%	5.41%	October 2016 to June 2029
Variable-rate mortgages (1)	1	15,782	1 Month LIBOR + 2.10%	2.26%	December 2020
Total secured financings	11	$158,061
Above market interest		3,581
Balance at December, 31, 2014	11	$161,642

(1) This mortgage is hedged by an interest rate swap which has a maturity date of December 2020. Refer to Note 11 for further information on hedging and the Company’s derivative instruments.

Schedule of Maturities of Long-term Debt

Combined aggregate principal maturities of the Company's unsecured debt obligations, non-recourse mortgages and Exchangeable Senior Notes, in addition to associated interest payments, as of September 30, 2015 are as follows:

	Unsecured Debt	Mortgage Notes Payable	Exchangeable Senior Notes	Interest Payments	Total
October 1 through December 31, 2015	$-	$1,661	$-	$7,401	$9,062
2016	-	28,200	-	33,708	61,908
2017	-	22,004	-	31,729	53,733
2018	270,059	35,045	-	27,582	332,686
2019	300,000	17,422	115,000	17,342	449,764
Thereafter	-	203,557	-	17,888	221,445
Above market interest	-	-	-	4,982	4,982
Total	$570,059	$307,889	$115,000	$140,632	$1,133,580

Combined aggregate principal maturities of the Company's unsecured debt obligations, non-recourse mortgages, and Exchangeable Senior Notes, in addition to associated interest payments, as of December 31, 2014 are as follows:

	Unsecured Debt	Mortgage Notes Payable	Exchangeable Senior Notes	Interest Payments	Total
2015	$-	$3,877	$-	$19,277	$23,154
2016	-	12,441	-	19,020	31,461
2017	-	19,097	-	17,909	37,006
2018	-	31,977	-	16,318	48,295
2019	200,000	3,067	115,000	9,941	328,008
Thereafter	-	87,602	-	14,201	101,803
Below market interest	-	-	-	(3,581)	(3,581)
Total	$200,000	$158,061	$115,000	$93,085	$566,146